SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Class F Prospectus dated December 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company LLP	Brad W. Libby	Since 2019	Managing Director and Fixed Income Portfolio Manager/Credit Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Intermediate-Term Municipal Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Brad W. Libby, Managing Director and Fixed Income Portfolio Manager/Credit Analyst, manages the portion of the Intermediate-Term Municipal Fund's assets allocated to Wellington Management. Mr. Libby has served as the Portfolio Manager for the Intermediate-Term Municipal Fund since 2019. Mr. Libby joined Wellington Management as an investment professional in 2010.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1237 (7/19)

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Class Y Prospectus dated December 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company LLP	Brad W. Libby	Since 2019	Managing Director and Fixed Income Portfolio Manager/Credit Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Intermediate-Term Municipal Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Brad W. Libby, Managing Director and Fixed Income Portfolio Manager/Credit Analyst, manages the portion of the Intermediate-Term Municipal Fund's assets allocated to Wellington Management. Mr. Libby has served as the Portfolio Manager for the Intermediate-Term Municipal Fund since 2019. Mr. Libby joined Wellington Management as an investment professional in 2010.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1238 (7/19)

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Statement of Additional Information ("SAI") dated December 31, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, "Wellington Management Company LLP" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WELLINGTON MANAGEMENT COMPANY LLP—Wellington Management Company LLP ("Wellington Management"), a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to a portion of the assets of the Intermediate-Term Municipal Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Wellington Management

Compensation.  Wellington Management receives a fee based on the assets under management of the Intermediate-Term Municipal Fund as set forth in an investment sub-advisory agreement between Wellington Management and SIMC. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Intermediate-Term Municipal Fund. The following information relates to the period ended March 31, 2019.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Intermediate-Term Municipal Fund's portfolio manager, who is primarily responsible for the day-to-day management of the Intermediate-Term Municipal Fund (the "Portfolio Manager"), includes a base salary and incentive components. The base salary for the Portfolio Manager is determined by the Portfolio Manager's experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Intermediate-Term Municipal Fund managed by the Portfolio Manager and generally each other account managed by the Portfolio Manager. The Portfolio Manager's incentive payment relating to the Intermediate-Term Municipal Fund is linked to the gross pre-tax performance of the portion of the Intermediate-Term Municipal Fund managed by the Portfolio Manager compared to a benchmark index and/or peer group over one-, three- and five-year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation. Incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.

Ownership of Fund Shares.  As of March 31, 2019, Wellington Management's portfolio manager did not beneficially own any shares of the Intermediate-Term Municipal Fund.

Other Accounts.  As of March 31, 2019, in addition to the Intermediate-Term Municipal Fund, Wellington Management's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Brad W. Libby	4	$1,101.44	1	$8.01	4	$309.61

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest.  Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds.

The Intermediate-Term Municipal Fund's portfolio manager, who is primarily responsible for the day-to-day management of the Intermediate-Term Municipal Fund, generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Intermediate-Term Municipal Fund. The Portfolio Manager makes investment decisions for each account, including the Intermediate-Term Municipal Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including initial public offerings, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Intermediate-Term Municipal Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Intermediate-Term Municipal Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Intermediate-Term Municipal Fund or make investment decisions that are similar to those made for the Intermediate-Term Municipal Fund, both of which have the potential to adversely impact the Intermediate-Term Municipal Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Intermediate-Term Municipal Fund and for one or more other accounts at or at about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Intermediate-Term Municipal Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Intermediate-Term Municipal Fund. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of initial public offerings and compliance with the firm's Code of Ethics and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

There are no other changes to the portfolio management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1239 (7/19)